Notes Payable (Details)	Dec. 31, 2020 USD ($)
Notes Payable
Principal Balance	$ 3,102,532
Contingent Interest	59,890
Unamortized Debt Discount	(2,550,780)
Notes Payable as of December 31, 2020	611,641
2022 Notes
Notes Payable
Principal Balance	3,102,532
Unamortized Debt Discount	(172,500)
Notes Payable as of December 31, 2020	611,641
October 26,2020
Notes Payable
Principal Balance	2,250,000
Contingent Interest	43,445
Unamortized Debt Discount	(1,843,151)
Notes Payable as of December 31, 2020	450,295
October 29, 2020
Notes Payable
Principal Balance	750,000
Contingent Interest	14,470
Unamortized Debt Discount	(620,548)
Notes Payable as of December 31, 2020	143,922
November 6, 2020
Notes Payable
Principal Balance	102,532
Contingent Interest	1,974
Unamortized Debt Discount	(87,082)
Notes Payable as of December 31, 2020	$ 17,424